UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04518)

Exact name of registrant as specified in charter:	Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2016

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund

The fund's portfolio
8/31/15 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.1%)(a)
	Rating(RAT)	Principal amount	Value

California (0.5%)

CA State G.O. Bonds, 5s, 2/1/38	Aa3	$1,500,000	$1,683,150

			1,683,150
Guam (1.4%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB+	1,000,000	1,120,190

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,650,000	1,811,882

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	600,000	665,286

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5 1/2s, 10/1/40	BBB	500,000	552,570
5s, 10/1/34	BBB	200,000	215,156

			4,365,084
Indiana (0.3%)

IN State Fin. Auth. VRDN, Ser. A-2, 0.1s, 2/1/37	VMIG1	795,000	795,000

			795,000
Massachusetts (89.2%)

Hampden & Wilbraham, Regl. School Dist. G.O. Bonds, 5s, 2/15/41	Aa3	2,000,000	2,162,080

Holyoke G.O. Bonds, 5s, 9/1/29	Aa2	770,000	894,432

Lowell, G.O. Bonds, Ser. A, SGI, 5s, 9/15/22 (Prerefunded 9/15/16)	Aa2	1,750,000	1,834,613

MA Bay Trans. Auth. Sales Tax Rev. Bonds
Ser. C, 5 1/2s, 7/1/16	AAA	2,855,000	2,979,107
Ser. C, U.S. Govt. Coll., 5 1/2s, 7/1/16 (Escrowed to maturity)	AAA/P	120,000	125,144
Ser. C, 5 1/4s, 7/1/23	AAA	1,335,000	1,647,897
Ser. A, 5s, 7/1/31	AAA	3,390,000	4,210,041

MA State G.O. Bonds
Ser. C, AMBAC, 5s, 8/1/37 (Prerefunded 8/1/17)	Aa1	2,000,000	2,165,360
(Construction Loan), Ser. A, 5s, 8/1/27 (Prerefunded 8/1/18)	Aa1	2,000,000	2,230,180
Ser. D, 5s, 10/1/26	Aa1	2,000,000	2,358,040
Ser. A, 5s, 5/1/23	Aa1	3,000,000	3,624,420
Ser. A, 5s, 5/1/22	Aa1	2,500,000	2,987,875

MA State Rev. Bonds, 5s, 6/15/22	AAA	2,000,000	2,398,420

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.)
5s, 7/1/32	A1	1,000,000	1,125,940
5s, 7/1/28	A1	1,500,000	1,728,195

MA State College Bldg. Auth. Rev. Bonds
Ser. B, SGI, 5 1/2s, 5/1/28	Aa2	3,000,000	3,621,210
Ser. B, 5s, 5/1/43	Aa2	3,100,000	3,408,791
(Green Bond), 5s, 5/1/39	Aa2	1,500,000	1,703,985
Ser. B, 5s, 5/1/37	Aa2	1,500,000	1,666,455
Ser. A, 5s, 5/1/36	Aa2	2,850,000	3,191,715
Ser. A, AGO, 5s, 5/1/28	Aa2	2,270,000	2,493,958

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B
5s, 1/1/37	A+	2,250,000	2,486,115
5s, 1/1/32	A+	2,775,000	3,102,533

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39 (Prerefunded 10/15/19)	BBB	775,000	982,468
(Tufts Med. Ctr.), Ser. I, 7 1/4s, 1/1/32	BBB	2,000,000	2,398,100
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	547,179	513,035
(Loomis Cmntys.), Ser. A, 6s, 1/1/33	BBB-	300,000	330,954
(WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42	A	5,000,000	6,149,250
(Milford Regl. Med. Ctr.), Ser. F, 5 5/8s, 7/15/36	Baa3	500,000	551,155
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	94,100	79,072
(Emerson College), Ser. A, 5 1/2s, 1/1/30	Baa1	900,000	999,522
(Berklee College of Music), 5 1/4s, 10/1/41	A2	1,500,000	1,697,775
(New England Conservatory of Music), U.S. Govt. Coll., 5 1/4s, 7/1/38 (Prerefunded 7/1/18)	AAA/P	3,000,000	3,356,370
(Simmons College), Ser. H, SGI, 5 1/4s, 10/1/33	Baa1	4,000,000	4,583,120
(Lesley U.), Ser. B-1, AGM, 5 1/4s, 7/1/33	AA	2,000,000	2,241,160
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	2,400,000	2,543,304
(Carleton-Willard Village), 5 1/4s, 12/1/25	A-	700,000	772,282
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	1,500,000	1,583,445
(Emerson College), Ser. A, 5s, 1/1/40	Baa1	3,400,000	3,551,572
(Brandeis U.), Ser. N, 5s, 10/1/39	A1	450,000	484,367
(Franklin W. Olin College), Ser. E, 5s, 11/1/38	A+	1,000,000	1,111,640
(Tufts U.), Ser. Q, 5s, 8/15/38	Aa2	500,000	572,955
(Boston College), Ser. P, 5s, 7/1/38	Aa3	2,000,000	2,133,200
(Lowell Gen. Hosp.), Ser. G, 5s, 7/1/37	BBB	1,630,000	1,734,027
(MCPHS U.), Ser. H, 5s, 7/1/37	AA-	450,000	508,901
(Brandeis U.), Ser. 0-1, 5s, 10/1/35	A1	1,000,000	1,108,210
(Baystate Med. Oblig. Group), Ser. N, 5s, 7/1/34	A+	1,000,000	1,117,050
(Intl. Charter School), 5s, 4/15/33	BBB	750,000	795,818
(MCPHS U.), Ser. H, 5s, 7/1/32	AA-	300,000	343,308
(Northeastern U.), 5s, 10/1/31	A2	500,000	556,250
(Berkshire Retirement Cmnty. of Lenox), 5s, 7/1/31	A-/F	1,000,000	1,086,480
(MA College Pharmacy Allied), Ser. E, AGO, 5s, 7/1/31 (Prerefunded 7/1/17)	AA	2,000,000	2,158,180
(Partners Hlth. Care Syst.), Ser. L, 5s, 7/1/31	AA	4,495,000	5,079,934
(Boston U.), Ser. V-1, 5s, 10/1/29	A1	2,000,000	2,241,300
(Boston College), Ser. Q-1, 5s, 7/1/29	Aa3	1,050,000	1,185,776
(Mount Holyoke College), 5s, 7/1/28	Aa3	3,000,000	3,306,270
(Holy Cross College), Ser. B, 5s, 9/1/25	Aa3	1,500,000	1,671,390
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5s, 7/1/25	AA-	650,000	762,333
(Babson College), Ser. A, 5s, 10/1/24	A2	250,000	300,248
(CareGroup), Ser. H-1, 5s, 7/1/24	A3	3,000,000	3,495,060
(Babson College), Ser. A, 5s, 10/1/23	A2	300,000	357,447
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5s, 7/1/23	AA-	125,000	146,700
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB/P	550,000	564,399
(First Mtge. - Orchard Cove), 5s, 10/1/18	BB/P	515,000	530,131
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	468,041	2,836
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/29	AA	2,000,000	1,262,800
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/28	AA	2,000,000	1,329,500

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB
(Dominion Energy Brayton), Ser. 1, U.S. Govt. Coll., 5 3/4s, 12/1/42 (Prerefunded 5/1/19)	BBB+	1,700,000	1,980,211
(Dominion Energy Brayton Point), U.S. Govt. Coll., 5s, 2/1/36 (Prerefunded 8/1/16)	BBB+	1,000,000	1,041,230

MA State Edl. Fin. Auth. Rev. Bonds
Ser. B, 5.7s, 1/1/31	AA	1,305,000	1,412,532
Ser. J, 5 5/8s, 7/1/28	AA	795,000	886,202
(Ed. Loan - Issue 1), 5s, 1/1/27	AA	2,750,000	3,035,423
(Ed. Loan - Issue 1), 4 3/8s, 1/1/32	AA	1,335,000	1,350,232

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38 (In default)(NON)	D/P	194,574	19
(Harvard U.), Ser. N, 6 1/4s, 4/1/20	Aaa	3,000,000	3,663,840
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Baa2	3,000,000	3,347,880
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,000,000	2,163,140
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	2,185,000	2,481,264
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB+	1,065,000	1,065,490
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28	B+	3,000,000	3,008,100
(Care Group), Ser. B-1, NATL, 5 3/8s, 2/1/27	AA-	1,030,000	1,136,121
(Lesley U.), Ser. A, AGO, 5 1/4s, 7/1/39	AA	1,000,000	1,116,420
(Winchester Hosp.), 5 1/4s, 7/1/38	A-	2,225,000	2,427,431
(Lahey Clinic Med. Ctr.), Ser. D, 5 1/4s, 8/15/28	A+	3,000,000	3,225,000
(Dana-Farber Cancer Inst.), Ser. K, 5 1/4s, 12/1/27	A1	1,500,000	1,668,360
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28	Aaa	5,000,000	6,406,100
(Care Group), Ser. E-1, 5 1/8s, 7/1/38	A3	1,000,000	1,068,940
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	755,000	770,274
(Lowell Gen. Hosp.), Ser. C, 5 1/8s, 7/1/35	BBB	725,000	767,297
(Wheaton Coll.), Ser. F, 5s, 1/1/41	A2	2,000,000	2,179,800
(Partners Hlth. Care Syst.), Ser. J-1, 5s, 7/1/39	AA	1,500,000	1,662,060
(Southcoast Hlth. Oblig.), Ser. D, 5s, 7/1/39	A3	1,500,000	1,603,740
(Harvard U.), Ser. B, 5s, 10/1/38	Aaa	500,000	540,805
(MA Inst. of Tech.), Ser. A, 5s, 7/1/38 (Prerefunded 7/1/17)	Aaa	2,250,000	2,430,113
(Berklee College of Music), Ser. A, 5s, 10/1/37	A2	2,750,000	2,945,553
(Milford Regl. Med.), Ser. E, 5s, 7/15/37	Baa3	850,000	858,849
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36 (Prerefunded 7/1/16)	AA	1,000,000	1,038,740
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	300,000	337,839
(Northeastern U.), Ser. T-1, 5s, 10/1/30	A2	1,000,000	1,125,980
(Northeastern U.), Ser. T-2, 5s, 10/1/30	A2	2,000,000	2,251,960
(Care Group), Ser. E-1, 5s, 7/1/28	A3	1,730,000	1,876,427
(Northeastern U.), Ser. R, 5s, 10/1/26	A2	1,165,000	1,292,754
(Worcester City Campus Corp.), Ser. E, FGIC, NATL, 5s, 10/1/26 (Prerefunded 10/1/16)	AA-	2,000,000	2,099,720
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	1,800,000	1,874,808
(Fisher College), Ser. A, 5s, 4/1/22	BBB-	1,110,000	1,153,001

MA State Hlth. & Edl. Fac. Auth. VRDN
(Harvard U.), Ser. R, 0.01s, 11/1/49	VMIG1	1,085,000	1,085,000
(Baystate Med. Ctr.), Ser. J-2, 0.01s, 7/1/44	VMIG1	800,000	800,000
(Tufts U.), Ser. N-2, 0.01s, 8/15/34	VMIG1	2,200,000	2,200,000

MA State Hsg. Fin. Agcy. FRB (Single Fam. Hsg.), Ser. 126, 4.7s, 6/1/38	Aa2	930,000	931,488

MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35s, 12/1/42	Aa3	1,500,000	1,571,430
Ser. A, 5.1s, 12/1/30	Aa3	1,475,000	1,537,157
Ser. D, 5.05s, 6/1/40	Aa3	1,550,000	1,603,258
Ser. 157, 4.35s, 12/1/27	Aa2	965,000	993,670
Ser. 171, 4s, 12/1/44	Aa2	750,000	806,588
Ser. SF-169, 4s, 12/1/44	Aa2	1,745,000	1,863,119
Ser. 160, 3 3/4s, 6/1/34	Aa2	595,000	606,329
Ser. A, 3 1/2s, 12/1/31	Aa3	2,000,000	1,968,220
Ser. A, 3 1/4s, 12/1/27	Aa3	1,870,000	1,862,501

MA State Port Auth. Rev. Bonds
Ser. A, 5s, 7/1/34	Aa2	3,500,000	3,949,855
Ser. A, 5s, 7/1/33	Aa2	775,000	894,629
Ser. A, 5s, 7/1/32	Aa2	755,000	875,007
Ser. C, AGM, 5s, 7/1/27	Aa2	5,000,000	5,345,200

MA State Port Auth. Special Fac. Rev. Bonds
(Conrac), Ser. A, 5 1/8s, 7/1/41	A	1,765,000	1,891,851
(BOSFUEL), FGIC, NATL, 5s, 7/1/27	AA-	2,500,000	2,646,875

MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds, Ser. A, 5s, 8/15/30	AA+	1,500,000	1,753,500

MA State School Bldg. Auth. Sr. Sales Tax Rev. Bonds
Ser. A, 5s, 5/15/43	AA+	915,000	1,022,604
Ser. B, 5s, 10/15/41	AA+	3,500,000	3,942,575
Ser. B, 5s, 10/15/35	AA+	1,000,000	1,132,470

MA State Trans. Fund Rev. Bonds (Accelerated Bridge Program)
Ser. A, 5s, 6/1/44	Aaa	2,000,000	2,285,720
5s, 6/1/43	Aaa	2,100,000	2,341,122

MA State Wtr. Poll. Abatement Trust Rev. Bonds
Ser. 14, 5s, 8/1/32	Aaa	4,000,000	4,503,840
Ser. 13, 5s, 8/1/26 (Prerefunded 8/1/17)	Aaa	1,000,000	1,083,680

MA State Wtr. Resource Auth. Rev. Bonds
Ser. A, 6 1/2s, 7/15/19 (Escrowed to maturity)	Aa1	3,175,000	3,527,362
Ser. C, 5 1/4s, 8/1/42	Aa1	3,500,000	3,968,160
Ser. A, NATL, 5s, 8/1/29	Aa1	3,025,000	3,245,674
Ser. A, U.S. Govt. Coll., NATL, 5s, 8/1/29 (Prerefunded 8/1/17)	Aa1	200,000	216,536
Ser. B, AMBAC, 5s, 8/1/26	Aa1	2,000,000	2,225,280

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5 1/4s, 7/1/36	A1	1,500,000	1,680,870

Milford, G.O. Bonds, AGM, 5 1/8s, 12/15/24	Aa2	2,475,000	2,716,684

North Reading, G.O. Bonds, 5s, 5/15/35	Aa2	3,750,000	4,211,663

U. of MA Bldg. Auth. Rev. Bonds, Ser. 2, 5s, 11/1/39	Aa2	2,500,000	2,794,325

Worcester, G.O. Bonds (Muni. Purpose Loan), 4s, 11/1/23	Aa3	3,050,000	3,335,114

			271,138,611
Mississippi (0.7%)

Jackson Cnty., Port Fac. VRDN (Chevron USA, Inc.), 0.01s, 6/1/23	P-1	2,110,000	2,110,000

			2,110,000
Missouri (0.8%)

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The)), Ser. C, 0.03s, 9/1/30	VMIG1	2,400,000	2,400,000

			2,400,000
Ohio (0.4%)

OH State Air Quality Dev. Auth., Poll. Control Mandatory Put Bonds (5/1/20) (FirstEnergy Nuclear), Ser. C, 3.95s, 11/1/32	Baa3	300,000	307,566

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group), 5s, 7/1/32	A	750,000	813,998

			1,121,564
Oklahoma (0.7%)

OK State Tpk. Auth. VRDN, Ser. F, 0.01s, 1/1/28	VMIG1	2,000,000	2,000,000

			2,000,000
Puerto Rico (2.0%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds
5 1/2s, 5/15/39	BBB-	1,800,000	1,816,038
5 3/8s, 5/15/33	BBB	1,515,000	1,532,074

Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/8s, 7/1/37	Caa3	750,000	475,313

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA-2, 5.3s, 7/1/35	CCC-	250,000	170,640

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 1/2s, 8/1/37	CCC-	500,000	193,750
Ser. A, 5 3/8s, 8/1/39	CCC-	1,245,000	479,325
Ser. C, 5 1/4s, 8/1/41	CCC-	1,435,000	548,888
Ser. C, 5 1/4s, 8/1/40	Caa3	1,250,000	790,625

			6,006,653
Texas (0.6%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.01s, 12/1/24	A-1+	1,700,000	1,700,000

			1,700,000
Virgin Islands (0.5%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A
6s, 10/1/39	Baa3	600,000	666,636
5s, 10/1/25	Baa2	850,000	945,566

			1,612,202
TOTAL INVESTMENTS

Total investments (cost $276,561,991)(b)			$294,932,264

		Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2015 through August 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $303,837,403.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $276,478,239, resulting in gross unrealized appreciation and depreciation of $20,849,812 and $2,395,787, respectively, or net unrealized appreciation of $18,454,025.
(NON)	This security is non-income-producing.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	28.9%
	Healthcare	14.4

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$294,932,245	$19

Totals by level	$—	$294,932,245	$19

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2015